SHARE OPTION PLAN (Tables)	12 Months Ended
Dec. 31, 2023
Share-Based Payment Arrangement [Abstract]
Summary of share option transactions
The following summarizes share option transactions related to the Option Scheme in 2023, 2022 and 2021:

	2023		2022		2021
	Options	Weighted average exercise price $	Options	Weighted average exercise price $	Options	Weighted average exercise price $
Options outstanding at beginning of year	1,783,000	8.55	1,433,500	9.65	1,082,500	10.56
Granted	440,000	10.34	435,000	8.73	480,000	8.79
Exercised	—	—	(85,500)	8.87	(129,000)	7.48
Expired	(68,000)	9.47	—	—	—	—
Options outstanding at end of year	2,155,000	7.91	1,783,000	8.55	1,433,500	9.65

Exercisable at end of year	1,265,000	7.83	919,667	9.00	578,500	10.02